Related Parties - Summary of Borrowings Arising From Related Party Transactions (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 253,555
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	206,829
Repayment	(112,342)
Others	5,282
Ending balance	353,324
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	50,293
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	56,906
Repayment	(10,863)
Others	1,684
Ending balance	98,020
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	2,946
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(437)
Others	0
Ending balance	2,509
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	144,300
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	140,000
Repayment	(100,000)
Others	0
Ending balance	184,300
Syndicated Loans
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	15,923
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(1,042)
Others	(351)
Ending balance	14,530
EBL
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	40,093
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	9,923
Repayment	0
Others	3,949
Ending balance	₩ 53,965